UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

_________________________________

(Exact name of securitizer as specified in its charter)

___________________________________	___________________________________
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

____________________________________________

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Exeter Automobile Receivables Trust 2018-4

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001654238

Central Index Key Number of issuing entity (if applicable): 0001755792

Central Index Key Number of underwriter (if applicable):

Walter Evans, Vice President, General Counsel and Secretary, (214)-572-8256

Name and telephone number, including area code,

of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 5, 2018, with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EFCAR, LLC
(Depositor)

By:	/s/ Walter Evans
	Name:	Walter Evans
	Title:	Vice President, General Counsel and Secretary

Date: October 15, 2018